Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Summary of Retirement Benefits by Financial Position

	$ million
	Dec 31, 2025	Dec 31, 2024
Obligations	(67,718)	(66,054)
Plan assets	72,913	69,707
Asset ceilings [A]	(7,279)	(402)
(Deficit)/Surplus	(2,084)	3,251
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	5,052	10,003
Non-current liabilities:	(7,136)	(6,752)
Non-current liabilities - Pensions	(4,152)	(3,874)
Non-current liabilities - OPEB	(2,984)	(2,878)
Total	(2,084)	3,251
[A] Mainly relates to the recognition of an asset ceiling in the Netherlands pension fund arising from regulatory changes under the "Wet Toekomst Pensioenen" (WTP) pension legislation.

Summary of Retirement Benefit Expense

	$ million
	2025	2024	2023
Defined benefit plans:
Current service cost, net of plan participants' contributions	680	802	731
Interest expense on defined pension benefit obligations	2,769	2,757	3,072
Interest income on plan assets	(3,153)	(2,999)	(3,417)
Interest expense on OPEB obligations	172	154	166
Current OPEB service cost	31	38	36
Interest expenses on asset ceilings	92	10	10
Other [A]	(31)	(467)	252
Total	560	295	850
Defined contribution plans	515	514	474
Total retirement benefit expense	1,075	809	1,324
[A]Mainly related to plan amendments and curtailments on pension plans and OPEB plans.

Summary of Remeasurements

	$ million
	2025	2024	2023
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions on pensions [A]	3,581	4,445	(1,513)
Due to changes in financial assumptions on OPEB [A]	(174)	249	(264)
Due to experience adjustments on pensions [B]	(537)	(701)	(491)
Due to experience adjustments on OPEB [B]	140	(259)	230
Due to changes in demographic assumptions on pensions [C]	(148)	445	(299)
Due to changes in demographic assumptions on OPEB [C]	9	87	(38)
Total	2,871	4,266	(2,375)
Return on plan assets in (shortage)/excess of interest income	(2,449)	(2,319)	1,243
Adjustments in respect to changes in asset ceilings [D]	(6,725)	(86)	49
Other movements	(10)	(7)	(5)
Total remeasurements	(6,313)	1,854	(1,088)
[A]Mainly relates to changes in the discount rate and inflation assumptions.
[B]Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.
[C]Mainly relates to updates in mortality assumptions.
[D]Mainly relates to the recognition of an asset ceiling in the Netherlands pension fund arising from regulatory changes under the WTP pension legislation.

Summary of Defined Benefit Plan Obligations and Assets
Defined benefit plan obligations

2025

	$ million, except where indicated
	Pension benefits					Other post-employment benefits
	The Netherlands	UK	USA	Rest of the world		OPEB [B]	Total
At January 1	23,577	16,957	9,596	13,046		2,878	66,054
Current service cost	168	102	199	193		31	693
Interest expense	811	907	485	566		172	2,941
Actuarial (gains)/losses	(2,636)	(248)	282	(294)		25	(2,871)
Benefit payments	(1,158)	(1,151)	(732)	(912)		(156)	(4,109)
Other movements	—	(8)	1	(14)		(9)	(30)
Currency translation differences	2,836	1,175	—	985		44	5,040
At December 31	23,598	17,734	9,831	13,570	[A]	2,985	67,718
Comprising:
Funded pension plans	23,598	17,352	9,089	11,348			61,387
Weighted average duration	14 years	12 years	12 years	13 years			13 years
Unfunded pension plans		382	742	2,222			3,346
Weighted average duration		13 years	8 years	11 years			11 years
Unfunded OPEB plans						2,985	2,985
Weighted average duration						14 years	14 years
[A]Rest of the world includes pension plans in Germany ($3,260 million) and Canada ($3,772 million) which are the largest pension plans in this category.
[B]Mainly related to post-retirement medical benefits in the USA.

2024

	$ million, except where indicated
	Pension benefits						Other post-employment benefits
	The Netherlands	UK	USA		Rest of the world		OPEB [C]	Total
At January 1	26,746	19,074	15,579		13,524		3,101	78,024
Current service cost	186	148	239		215		38	826
Interest expense	847	847	507		556		154	2,911
Actuarial gains	(1,377)	(1,793)	(997)		(22)		(77)	(4,266)
Benefit payments	(1,076)	(1,081)	(702)		(770)		(141)	(3,770)
Other movements	(251)	(1)	(5,030)	[A]	540		(95)	(4,837)
Currency translation differences	(1,498)	(237)	—		(997)		(102)	(2,834)
At December 31	23,577	16,957	9,596		13,046	[B]	2,878	66,054
Comprising:
Funded pension plans	23,577	16,638	8,787		10,913			59,915
Weighted average duration	15 years	12 years	12 years		13 years			13 years
Unfunded pension plans		319	809		2,133			3,261
Weighted average duration		15 years	8 years		11 years			11 years
Unfunded OPEB plans							2,878	2,878
Weighted average duration							12 years	12 years
[A]Other movements mainly include an insurance contract with a third-party company in the USA to settle $5,052 million of pension liabilities.
[B]Rest of the world includes pension plans in Germany ($3,234 million) and Canada ($3,641 million), which are the largest pension plans in this category.
[C]Mainly related to post-retirement medical benefits in the USA.
24. Retirement benefits continued
Defined benefit plan assets

2025

	$ million
	Pension benefits
	The Netherlands	UK	USA	Rest of the world		Total
At January 1	28,330	19,560	9,425	12,392		69,707
Return on plan assets in excess of interest income	(2,098)	(479)	64	64		(2,449)
Interest income	983	1,052	486	632		3,153
Employer contributions	218	19	297	105	[A]	639
Plan participants' contributions	11	16	—	6		33
Benefit payments	(1,158)	(1,151)	(732)	(864)		(3,905)
Other movements	(11)	(22)	(11)	68		24
Currency translation differences	3,428	1,371	—	912		5,711
At December 31	29,703	20,366	9,529	13,315	[B]	72,913
[A]Includes a netted amount of $124 million received from a captive structure in relation to pension plans reinsured in Rest of the world.
[B]Rest of the world includes pension plans in Germany ($3,123 million) and Canada ($3,111 million), which are the largest pension plans in this category.

2024

	$ million
	Pension benefits
	The Netherlands	UK	USA		Rest of the world		Total
At January 1	30,266	22,320	14,835		12,540		79,961
Return on plan assets in excess of interest income	(34)	(2,435)	(566)		716		(2,319)
Interest income	946	995	487		571		2,999
Employer contributions	2	36	262		109	[B]	409
Plan participants' contributions	12	17	—		7		36
Benefit payments	(1,076)	(1,081)	(702)		(731)		(3,590)
Other movements	(9)	(22)	(4,891)	[A]	470		(4,452)
Currency translation differences	(1,777)	(270)	—		(1,290)		(3,337)
At December 31	28,330	19,560	9,425		12,392	[C]	69,707
[A]Other movements mainly include an insurance contract with a third-party company in the USA to settle $4,920 million of plan assets.
[B]Includes the netted amount of $108 million received from the captive structure in relation to pension plans reinsured in Rest of the world.
[C]Rest of the world includes pension plans in Germany ($2,705 million) and Canada ($3,179 million), which are the largest pension plans in this category.
The table below presents percentages derived from a weighted average calculation of the investments in the plan assets.

Type of pension assets

	2025	2024
Quoted in active markets:
Equities [A]	12%	12%
Debt securities [B]	62%	68%
Real estate	2%	2%
Unquoted
Equities	12%	13%
Debt securities	1%	4%
Real estate	6%	6%
Investment funds	3%	3%
Debt repurchase agreements [C]	(11)%	(12)%
Other	2%	1%
Cash and cash equivalents [D]	11%	3%
[A]Equity securities (quoted) are mainly related to investments of the Netherlands pension fund.
[B]Debt securities (quoted) are mainly related to the investments of the UK and the Netherlands pension funds.
[C]Debt repurchase agreements are mainly related to UK member-defined pension plans to fund liability-driven investments.
[D]The increase in cash and cash equivalents primarily results from changes in the Netherlands pension fund.

Summary of Assumptions for Sensitivity Analysis

			$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used at nominal rates		Increase/(decrease) in defined benefit obligations
	Dec 31, 2025	Dec 31, 2024	Range of assumptions	Dec 31, 2025		Dec 31, 2024
Rate of increase in pensionable remuneration [A]	3.8%	3.9%	-1% to +1%	(365)	411	(421)	469
of which the Netherlands	3.3%	3.3%
of which the UK	3.5%	3.5%
of which the USA	4.6%	4.6%
Rate of increase in pensions in payment	1.9%	2.0%	-1% to +1%	(4,994)	6,015	(4,978)	6,045
of which the Netherlands	2.1%	2.1%
of which the UK	2.6%	2.9%
of which the USA	—%	—%
Discount rate for pension plans	4.9%	4.5%	-1% to +1%	8,283	(6,705)	8,641	(6,925)
of which the Netherlands	4.3%	3.5%
of which the UK	5.5%	5.5%
of which the USA	5.5%	5.6%
Inflation rate for defined benefit obligation [B]	2.0%	2.1%	-1% to +1%	(5,217)	6,217	(5,328)	6,494
of which the Netherlands	2.1%	2.1%
of which the UK	2.7%	3.0%
Expected age at death for persons aged 60:
Men	88 years	88 years	-1 year to +1 year	(960)	990	(970)	981
of which the Netherlands	88 years	88 years
of which the UK	88 years	87 years
of which USA	88 years	88 years
Women	90 years	89 years	-1 year to +1 year	(825)	843	(850)	874
of which the Netherlands	90 years	90 years
of which the UK	89 years	89 years
of which the USA	89 years	89 years
Rate of increase in health care costs [C]	7.6%	8.0%	-1% to +1%	(305)	371	(295)	359
Discount rate for health care plans [C]	6.1%	6.0%	-1% to +1%	407	(327)	390	(314)
[A]Based on active members.
[B]Excluding US funds in the weighted average inflation rate, because of the insignificant impact on the defined benefit obligation.
[C]Mainly related to post-retirement health care benefits in the USA.